---------------------------- [EMPIRE BUILDER LOGO] -----------------------------

                         ------------------------------
                              TAX FREE BOND FUND

                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-800-847-5886

                                                              September 30, 1999

Dear Shareholder,

     We are pleased to present the Empire Builder Tax-Free Bond Fund Semi-Annual Report for the period ended August 31, 1999.

     Our economy continues at a very high level of activity, and it shows no sign of weakening. Although there are signs of inflation in oil and natural gas prices, healthcare costs and certain food prices, overall competition and productivity gains have kept inflation from growing.

     Municipals and corporate bonds have broken in price, increasing in yields about 40 basis points in the last quarter. Government bond yields have increased much less because of sharply reduced financing. We believe municipals will hold their levels and are relatively attractive, compared to taxable yields. Retail interest in them is very great.

     We feel that the Federal Reserve Bank, having raised the bank rate by .5% will not do more at the October 5th meeting. This is, however, the minority opinion and little more than an educated guess.

     In our opinion, the no-load structure of the Empire Builder Tax-Free Bond Fund continues to offer value to you, the Shareholders. Our automatic investment program (also known as DOLLAR COST AVERAGING*) makes good sense if you want to follow a disciplined regular investment plan. We look forward to helping you meet your investment needs.

                                          Sincerely,

                                          /s/ Seth M. Glickenhaus

                                          Seth M. Glickenhaus
                                          President

* Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Past performance does not guarantee future results.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

            PORTFOLIO OF INVESTMENTS -- AUGUST 31, 1999 (UNAUDITED)

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- 98.8%                Amount           2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK CITY--4.5%
 Aaa/AAA    New York City General Obligation, Series
              I, 5.25%, 4/15/2013, Callable
              4/15/2009 @ 101, (MBIA)...............  $   2,800,000  $   2,754,500
 Aaa/AAA    New York City General Obligation, Series
              B, 5.25%, 8/1/2017, Callable 8/1/2007
              @ 101, (AMBAC)........................      1,200,000      1,146,000
  A3/A-     New York City General Obligation, Series
              B, 5.375%, 8/1/2022, Callable 8/1/2007
              @ 101.................................      1,250,000      1,184,375
                                                                     -------------
            TOTAL NEW YORK CITY (Cost $5,292,716)...                     5,084,875
                                                                     -------------
            NEW YORK STATE--4.1%
  A2/AAA    New York State General Obligation,
              5.00%, 3/1/2017, Callable 3/1/2008 @
              101, (AMBAC)..........................      5,000,000      4,700,000
                                                                     -------------
            TOTAL NEW YORK (Cost $4,916,400)........                     4,700,000
                                                                     -------------
            NEW YORK STATE AGENCIES--69.6%
            New York City Transitional Finance
              Authority
  Aa3/AA      Series C, 5.00%, 5/1/2016, Callable
                5/1/2008 @ 101......................      3,440,000      3,207,800
  Aa3/AA      Series A, 5.00%, 8/15/2016, Callable
                8/15/2007 @ 101.....................      1,000,000        931,250
            New York State Dormitory Authority
Baa1/BBB+     Albany County Airport, 5.25%,
                4/1/2013, Callable 4/1/2008
                @ 101...............................      1,200,000      1,170,000
 Aaa/AAA      City University, 5.00%, 7/1/2016,
                Callable 7/1/2008 @ 101, (FGIC).....      2,500,000      2,350,000
  Aa2/AA      Cornell University, Series A, 7.375%,
                7/1/2020, Callable 7/1/2000 @ 102...        750,000        782,850
  NR/AAA      Heritage House Nursing Center, (FHA),
                7.00%, 8/1/2031, Callable 8/1/2001 @
                102.................................        470,000        493,500
 Aaa/AAA      Memorial Sloan Kettering, (MBIA),
                5.75%, 7/1/2019, Non Callable.......      1,000,000      1,027,500
 Aaa/AAA      Mental Health Services Facilities,
                Series F, 5.25%, 2/15/2013, Callable
                8/15/2008 @ 101, (AMBAC)............      1,085,000      1,074,150
 Aaa/AAA      Mental Health Services Facilities,
                Series F, 5.25%, 8/15/2013, Callable
                8/15/2008 @ 101, (AMBAC)............      1,315,000      1,300,206
  NR/A-       Mental Health Services Facilities,
                5.25%, 8/15/2024, Callable 8/15/2009
                @ 101...............................      1,000,000        915,000
  A3/A-       Mental Health Services Facilities,
                Series B, 5.50%, 8/15/2017, Callable
                2/15/2007 @ 102.....................      3,400,000      3,323,500
 Aaa/AAA      Millard Fillmore Hospital, (AMBAC)
                (FHA), 5.00%, 2/1/2006, Callable
                8/1/2004 @ 105......................        910,000        922,513
 Aaa/AAA      Millard Fillmore Hospital, (AMBAC)
                (FHA), 5.00%, 8/1/2006, Callable
                8/1/2004 @ 105......................      1,735,000      1,761,025
 Aaa/AAA      Mt. Sinai School of Medicine, (MBIA),
                6.75%, 7/1/2015, Callable 7/1/2001 @
                102 (a).............................      2,250,000      2,365,313

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- continued            Amount           2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK STATE AGENCIES -- CONTINUED
 Aaa/AAA      New York Medical College, (MBIA),
                5.25%, 7/1/2013, Callable 7/1/2008 @
                101.................................  $   1,015,000  $   1,003,581
 Aaa/AAA      New York University, Series A, (MBIA),
                6.00%, 7/1/2017, Non Callable.......      1,000,000      1,066,250
 Aaa/AAA      North Shore Health System, Forest
                Hills Hospital, (MBIA), 5.00%,
                11/1/2017, Callable 11/1/2008 @
                101.................................      2,000,000      1,845,000
 Aaa/AAA      North Shore Health System, North Shore
                University Hospital, (MBIA), 5.50%,
                11/1/2014, Non Callable.............      1,000,000      1,020,000
 Aaa/AAA      North Shore Health System, Plainview
                Hospital, (MBIA), 5.00%, 11/1/2017,
                Callable 11/1/2008 @ 101............      2,000,000      1,845,000
 Aaa/AAA      Office Facilities, Department of Audit
                and Control, 5.50%, 4/1/2023,
                Callable 4/1/2009 @ 101, (MBIA).....        650,000        637,813
 Aaa/AAA      Secured Hospital, Bronx-Lebanon
                Hospital, 5.20%, 2/15/2014, Callable
                2/15/2008 @ 101.5, (MBIA)...........      2,500,000      2,434,375
 Aaa/AAA      Secured Hospital, Southside Hospital,
                (MBIA), 5.00%, 2/15/2018, Callable
                2/15/2008 @ 101.5...................      1,250,000      1,146,875
 Aaa/AAA      Special Acts School Districts Program,
                (MBIA), 6.00%, 7/1/2019, Callable
                7/1/2005 @ 102......................      3,540,000      3,659,474
  NR/AAA      St. John's Fisher College, (Connie
                Lee), 6.75%, 7/1/2011, Prerefunded
                7/1/2001 @ 102......................      2,670,000      2,843,550
 Aaa/AAA      State University Athletic Facilities,
                5.25%, 7/1/2018, Callable 7/1/2008 @
                101, (MBIA).........................      1,000,000        962,500
 Aaa/AAA      Victory Memorial Hospital, 5.375%,
                8/1/2025, Callable 8/1/2009 @ 101,
                (MBIA)..............................        750,000        712,500
 Aaa/AAA    New York State Energy, Research &
              Development,
              Niagara Mohawk, Pollution Control
              Revenue,
                5.15%, 11/1/2025, Callable 11/1/2008
              @ 102, (AMBAC)........................      1,600,000      1,466,000
 Aaa/AAA    New York State Environmental Facilities
              Corp.,
              Water Pollution Control Revenue,
              Revolving Fund, Water
                Pooled Loan, 5.90%, 1/15/2018,
              Callable 1/15/2006 @ 102..............      1,510,000      1,562,850
            New York State Housing Finance Agency
  Aa1/NR      Multi-Family Housing, Secured Mortgage
                Program, (SONYMA Insured), 6.45%,
                8/15/2014, Callable 2/15/2004 @
                102.................................      2,245,000      2,379,700
  A1/NR       Village of St. John Project,
                Section 8 Assisted, 8.25%, 5/1/2009,
                Callable 5/1/2000 @ 100.............      1,455,000      1,464,094
 Aaa/AAA    New York State Local Government
              Assistance Corp., Series B, 5.00%,
              4/1/2021, Callable 4/1/2008 @ 101,
              (MBIA)................................      5,500,000      5,032,500

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- continued            Amount           2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK STATE AGENCIES -- CONTINUED
            New York State Medical Care Facilities
              Finance Agency
 Aaa/AAA      Hospital and Nursing Home, St.
                Vincent's Hospital Project, (AMBAC)
                (FHA), 6.20%, 2/15/2021, Callable
                2/15/2004
                @ 102...............................  $   1,060,000  $   1,116,975
 Aaa/AAA      Long Term Health Care, (FSA) (SONYMA
                Insured), 6.50%, 11/1/2015, Callable
                11/1/2002 @ 102.....................      2,245,000      2,393,730
  A3/A-       Mental Health Services Facilities,
                7.625%, 2/15/2008, Callable
                2/15/2000 @ 100.....................        325,000        329,690
  A3/A-       Mental Health Services Facilities,
                7.875%, 8/15/2020, Callable
                8/15/2000 @ 102.....................        385,000        402,514
 Aaa/AAA      Mental Health Services Facilities,
                Series E, 6.25%, 2/15/2009, Callable
                8/15/2004 @ 102, (FSA)..............         25,000         26,938
 Aaa/AAA      Mental Health Services Facilities,
                Series E, 6.25%, 2/15/2009,
                Prerefunded 8/15/2004 @ 102,
                (FSA)...............................      1,395,000      1,529,269
 Aaa/AAA      St. Mary's Hospital Project, Series A,
                (AMBAC), 6.20%, 11/1/2014, Callable
                11/1/2003 @ 102.....................      2,100,000      2,247,000
            New York State Mortgage Agency
  Aa2/NR      Homeowner, Series 72, 5.30%, 4/1/2027,
                Callable 7/1/2008
                @ 101...............................      5,500,000      5,156,250
            New York State Thruway Authority
 Aaa/AAA      Highway & Bridge, Series A, 5.125%,
                4/1/2016, Callable 4/1/2009 @ 101,
                (FGIC)..............................      5,690,000      5,426,838
            New York State Urban Development
              Corporation
Baa1/BBB+     Empire State Development Corporation,
                University Facilities Grants, 6.00%,
                1/1/2008, Non Callable..............        850,000        902,063
Baa1/BBB+     Empire State Development Corporation,
                University Facilities Grants, 6.00%,
                1/1/2009, Non Callable..............        905,000        959,300
Baa1/BBB+     Empire State Development Corporation,
                University Facilities Grants, 6.00%,
                1/1/2010, Non Callable..............        955,000      1,011,106
Baa1/BBB+     Youth Facilities, 5.75%, 4/1/2008,
                Callable 4/1/2005 @ 102.............      1,000,000      1,041,250
  A1/A-     Triborough Bridge & Tunnel Authority
              Special Obligation, Series B, 7.10%,
              1/1/2010, Callable   1/1/2001 @ 102
              (a)...................................      3,725,000      3,901,937
                                                                     -------------
            TOTAL NEW YORK STATE AGENCIES (Cost
              $79,225,067)..........................                    79,151,529
                                                                     -------------
            OTHER NEW YORK STATE BONDS--14.9%
 Baa1/NR    Albany Housing Authority, Ltd.
              Obligation, 6.25%, 10/1/2012, Callable
              10/1/2005 @ 102.......................      1,000,000      1,058,750
 Aaa/AAA    Buffalo Municipal Water Finance
              Authority, Water System Revenue,
              (FGIC), 5.75%, 7/1/2019, Callable
              7/1/2005 @ 102........................        500,000        508,750

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- continued            Amount           2)
----------  ----------------------------------------  -------------  -------------
            OTHER NEW YORK STATE BONDS -- CONTINUED
  NR/AAA    East Rochester Housing Authority, St.
              John's Meadow Project, 5.125%,
              8/1/2018, Callable 8/1/2008 @ 101,
              (FHA).................................  $     600,000  $     567,750
 Aaa/AAA    Evans, General Obligation, (AMBAC),
              6.80%, 4/15/2012, Non Callable........        225,000        259,031
 Aaa/AAA    Evans, General Obligation, (AMBAC),
              6.80%, 4/15/2013, Non Callable........        225,000        258,750
  NR/AAA    Lillian Cooper Housing Development Corp.
              Mortgage Revenue, Series A, (FNMA)
              (FHA), 7.00%, 1/1/2022, Callable
              7/1/2001
              @ 100.................................      1,100,000      1,135,750
  NR/AAA    Monroe County Industrial Development
              Agency Civic Facility, Nazareth
              College, (MBIA), 5.25%, 4/1/2023,
              Callable 4/1/2008 @ 101...............        500,000        475,625
 Aaa/AAA    Mount Sinai Union Free School District,
              General Obligation, (AMBAC), 6.20%,
              2/15/2012, Non Callable...............      1,065,000      1,166,175
            North Hempstead, General Obligation
 Aaa/AAA      Series B, (FGIC), 6.375%, 4/1/2009,
                Non Callable........................        570,000        631,988
 Aaa/AAA      Series B, (FGIC), 6.40%, 4/1/2010,
                Non Callable........................        560,000        621,600
 Aaa/AAA    Oneida County, General Obligation,
              0.00%, 4/15/2015, (AMBAC),
              Non Callable..........................        500,000        214,375
            Oneida County Industrial Development
              Agency
  NR/AAA      Mohawk Valley Network, Faxton
                Hospital, (FSA), 5.00%, 1/1/2013,
                Callable 1/1/2008 @ 101.............      1,250,000      1,204,688
  NR/AAA      Mohawk Valley Network, St. Luke's
                Memorial Hospital, (FSA), 5.00%,
                1/1/2013, Callable 1/1/2008 @ 101...      2,000,000      1,927,499
            Suffolk County Public Improvement,
              General Obligation
Aaa/AAA...    Series C, (FGIC), 5.00%, 9/15/2015,
              Callable 9/15/2008 @ 101..............        965,000        915,544
Aaa/AAA...    Series D, (FGIC), 5.00%, 11/1/2015,
              Callable 11/1/2008 @ 101..............      1,125,000      1,067,344
 Aaa/AAA      Series C, (FGIC), 5.00%, 9/15/2016,
                Callable 9/15/2008 @ 101............        550,000        518,375
 Aaa/AAA      Series D, (FGIC), 5.00%, 11/1/2016,
                Callable 11/1/2008 @ 101............      1,110,000      1,044,788
Aaa/AAA...  Series C, (FGIC), 5.00%, 9/15/2017,
            Callable 9/15/2008 @ 101................        480,000        446,400
  Aaa/NR    Upper Mohawk Valley Water Revenue,
              5.75%, 8/1/2029, Callable 8/1/2009 @
              101, (AMBAC)..........................        550,000        550,000
            Westchester County Industrial
              Development Agency
  NR/A-       Civic Facility, Lawrence Hospital,
                5.00%, 1/1/2028, Callable 1/1/2009 @
                102.................................        800,000        691,000
  NR/A-       Civic Facility, Lawrence Hospital,
                Series A, 5.125%, 1/1/2018, Callable
                1/1/2008 @ 102......................      1,800,000      1,640,249
                                                                     -------------
            TOTAL OTHER NEW YORK STATE BONDS (Cost
              $17,028,671)..........................                    16,904,431
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

  Credit                                                Principal     Value (Note
Ratings**   Municipal Securities -- continued            Amount           2)
----------  ----------------------------------------  -------------  -------------
            OTHER MUNICIPAL BONDS--5.7%
 Aaa/AAA    Guam Government Limited Obligation
              Highway Revenue,
              Series A, (FSA), 6.25%, 5/1/2007,
              Callable 5/1/2002 @ 102...............  $   1,000,000  $   1,058,750
 Aaa/AAA    Guam Power Authority, Series A, 5.00%,
              10/1/2024, Callable 10/1/2009 @ 101,
              (AMBAC)...............................      6,000,000      5,475,000
                                                                     -------------
            TOTAL OTHER MUNICIPAL BONDS (Cost
              $6,798,711)...........................                     6,533,750
                                                                     -------------
            SHORT TERM INVESTMENTS--VARIABLE
              RATE--0.0%
              Dreyfus New York Municipal Cash
              Management Fund
                (Cost $50,000)......................         50,000         50,000
                                                                     -------------
            TOTAL INVESTMENTS--98.8% (Cost
              $113,311,565)*........................                   112,424,585
            OTHER ASSETS IN EXCESS OF
              LIABILITIES--1.2%.....................                     1,404,967
                                                                     -------------
            NET ASSETS--100.0%......................                 $ 113,829,552
                                                                     -------------
                                                                     -------------

------------------
Percentages indicated are based on net assets of $113,829,552.
(a) Securities pledged as collateral for futures transactions or when issued securities.
* Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation............................................  $   2,159,891
Unrealized depreciation............................................     (3,046,871)
                                                                     -------------
Net unrealized depreciation........................................  $    (886,980)
                                                                     -------------
                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

    MOODY'S      STANDARD & POOR'S
     Aaa            AAA              Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
      Aa             AA              Instrument judged to be of high quality by all standards.
      A              A               Instrument judged to be adequate quality by all standards.
     Baa            BBB              Instrument judged to be moderate quality by all standards.
      NR             NR              Not Rated. In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THIS STATEMENT:

AMBAC        Insured as to principal and interest by the American Municipal Bond Assurance Corporation.
Connie Lee   Insured as to principal and interest by Connie Lee Insurance Company (Acquired by AMBAC).
FGIC         Insured as to principal and interest by the Financial Guarantee Insurance Corporation.
FHA          Insured by the Federal Housing Administration.
FNMA         Insured by the Federal National Mortgage Association.
FSA          Insured as to principal and interest by Financial Security Assurance.
MBIA         Insured as to principal and interest by the Municipal Bond Insurance Association.
SONYMA       Insured as to principal and interest by the State of New York Mortgage Association.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                AUGUST 31, 1999

ASSETS:
  Investments in securities, at value (cost $113,311,565) (Note 2)...............................  $  112,424,585
  Interest receivable............................................................................       1,660,533
  Prepaid expenses and other assets..............................................................          14,889
                                                                                                   --------------
    Total Assets.................................................................................     114,100,007

LIABILITIES:
  Cash overdraft...................................................................  $    103,345
  Income distribution payable......................................................        85,631
  Advisory fee payable (Note 4)....................................................        37,822
  Administrative services fee payable (Note 4).....................................         3,599
  Other payables and accrued expenses..............................................        40,058
                                                                                     ------------
    Total Liabilities..............................................................                       270,455
                                                                                                   --------------
NET ASSETS.......................................................................................  $  113,829,552
                                                                                                   --------------
                                                                                                   --------------
NET ASSETS:
Net assets consist of:
  Paid-in capital................................................................................  $  115,045,987
  Accumulated net investment income..............................................................          26,242
  Distributions in excess of net realized gain on investments including futures contracts........        (355,697)
  Net unrealized depreciation on investments.....................................................        (886,980)
                                                                                                   --------------
NET ASSETS.......................................................................................  $  113,829,552
                                                                                                   --------------
                                                                                                   --------------
SHARES OF BENEFICIAL INTEREST:
  Builder Class:
  Shares of beneficial interest outstanding........................................     3,172,048
                                                                                     ------------
                                                                                     ------------
  Net asset value, offering and redemption price per share
    ($53,622,104 divided by 3,172,048 shares)......................................  $      16.90
                                                                                     ------------
                                                                                     ------------
  Premier Class:
  Shares of beneficial interest outstanding........................................     3,561,553
                                                                                     ------------
                                                                                     ------------
  Net asset value, offering and redemption price per share
    ($60,207,448 divided by 3,561,553 shares)......................................  $      16.90
                                                                                     ------------
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      STATEMENT OF OPERATIONS (UNAUDITED)
                      FOR THE PERIOD ENDED AUGUST 31, 1999

INCOME:
  Interest.........................................................  $3,163,186
  Dividend.........................................................      36,953
                                                                     ----------
                                                                      3,200,139
EXPENSES:
  Advisory fees (Note 4)..............................  $   231,522
  Administrative services fees (Note 4)...............      113,330
  Fund accounting fees and expenses (Note 4)..........       20,475
  Transfer agency and dividend disbursing fees
    (Builder Class) (Note 4)..........................      100,493
  Transfer agency and dividend disbursing fees
    (Premier Class) (Note 4)..........................       19,482
  Custody.............................................       25,206
  Trustees' fees and expenses.........................        9,784
  Other...............................................       38,392
                                                        -----------
    Total expenses....................................      558,684
    Less: Custody fee credit..........................      (24,902)
                                                        -----------
    Total net expenses................................      533,782
  INVESTMENT INCOME--NET...........................................   2,666,357
                                                                     ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 2
AND 3)
  Net realized loss on investments including futures
    contracts.........................................     (521,739)
  Net change in unrealized depreciation on investments
    including futures contracts.......................   (6,042,311)
                                                        -----------
    Net loss on investments........................................  (6,564,050)
                                                                     ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..................... $(3,897,693)
                                                                     ----------
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                        Period
                                                        Ended            Year
                                                       08/31/99         Ended
                                                     (unaudited)       02/28/99
                                                     ------------    ------------
OPERATIONS:
  Net investment income...........................   $  2,666,357    $  5,252,776
  Net realized loss on investments including
    futures contracts.............................       (521,739)        635,538
  Net change in unrealized depreciation on
    investments including futures contracts.......     (6,042,311)         63,642
                                                     ------------    ------------
  Change in net assets from operations............     (3,897,693)      5,951,956
                                                     ------------    ------------
Distributions to shareholders from:
  Net investment income--Builder Class............     (1,218,438)     (2,403,280)
  Net investment income--Premier Class............     (1,447,903)     (2,849,513)
  Net realized gains on investments--Builder
    Class.........................................             --      (1,441,318)
  Net realized gains on investments--Premier
    Class.........................................             --      (1,596,797)
                                                     ------------    ------------
  Total distributions.............................     (2,666,341)     (8,290,908)
                                                     ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from sale of shares--Builder Class.....      1,381,712       6,124,440
  Proceeds from sale of shares--Premier Class.....      1,072,832       4,544,716
  Proceeds from reinvestment of income and capital
    gains distributions--Builder Class............      1,075,482       3,506,757
  Proceeds from reinvestment of income and capital
    gains distributions--Premier Class............      1,237,350       3,997,271
  Cost of shares redeemed--Builder Class..........     (3,338,437)     (9,989,948)
  Cost of shares redeemed--Premier Class..........     (2,302,428)     (8,107,383)
                                                     ------------    ------------
  Change in net assets from capital share
    transactions..................................       (873,489)         75,853
                                                     ------------    ------------
  Change in net assets............................     (7,437,523)     (2,263,099)
NET ASSETS:
  Beginning of period.............................    121,267,075     123,530,174
                                                     ------------    ------------
  End of period...................................   $113,829,552    $121,267,075
                                                     ------------    ------------
                                                     ------------    ------------
Undistributed net investment income included in
net assets at end of period.......................   $     26,242    $     26,226
                                                     ------------    ------------
                                                     ------------    ------------
SHARE TRANSACTIONS:
  Issued--Builder Class...........................         78,771         336,821
  Issued--Premier Class...........................         61,441         250,625
  Reinvested--Builder Class.......................         61,679         193,953
  Reinvested--Premier Class.......................         70,967         221,064
  Redeemed--Builder Class.........................       (191,241)       (551,232)
  Redeemed--Premier Class.........................       (131,810)       (447,532)
                                                     ------------    ------------
Change in shares..................................        (50,193)          3,699
                                                     ------------    ------------
                                                     ------------    ------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  DESCRIPTION AND SHARES OF THE FUND:

     The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

     The Fund seeks as high a level of current income exempt from Federal income tax and New York State and City personal income taxes as the Fund's investment adviser believes is consistent with the preservation of capital. The Fund invests primarily in a portfolio of New York tax-exempt bonds.

     The Fund offers two classes of shares; the Builder Class and the Premier Class. Builder Class shares offer a higher level of shareholder services and features. Premier Class shares offer fewer services and features, and require a higher minimum investment, but benefit from a lower level of expenses.

     Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

USE OF ESTIMATES

     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

SECURITY VALUATION

     Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so

                     THE EMPIRE BUILDER TAX FREE BOND FUND
established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

     Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty
(60) days or less are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

TAXES

     The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

     In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

FUTURES CONTRACTS

     The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

DISTRIBUTIONS AND DIVIDENDS

     Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES

     In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

OTHER

     The Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The fund could have invested such cash amounts in an income-producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES:

     Purchases and sales of investment securities, excluding short-term investments, during the six months ended August 31, 1999, amounted to $71,998,350 and $70,022,405, respectively.

4.  ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS:

     The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000. For the six months ended August 31, 1999, the advisory fee earned by the Adviser was $231,522.

     Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the six months ended August 31, 1999, there was no reduction of advisory fees pursuant to this agreement.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

     BISYS Fund Services provides the Fund with administrative services pursuant to an Administrative Services Agreement (the "Administration Agreement"). BISYS receives a fee from the Fund, computed daily and paid monthly at the annual rates of 0.20% of the first $100,000,000 of average daily net assets and 0.14% of any excess over $100,000,000. For the six months ended August 31, 1999, BISYS earned $113,330 under its Administration Agreement with the Fund.

     BISYS also provided the Fund with certain accounting and related services pursuant to a Fund Accounting Agreement. For its services under the Fund Accounting Agreement, BISYS receives from the Fund a monthly fee of $2,500 plus reimbursement for out of pocket expenses. For the six months ended August 31, 1999, BISYS received fees and expense reimbursement of $20,475 under its Fund Accounting Agreement with the Fund.

     Transfer agency services and dividend and capital gain disbursing agent services are provided to the Fund pursuant to a Transfer Agency Agreement between the Fund and BISYS ("Transfer Agency Agreement"). During the six months ended August 31, 1999, BISYS received fees and expense reimbursements of $100,493 for the Builder Class and $19,482 for the Premier Class under the Transfer Agency Agreement.

5.  OFF-BALANCE-SHEET RISK AND DERIVATIVES:

     The Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Futures contracts are one type of derivative financial instrument and are used by the Fund to hedge against changes in the values of New York tax exempt bonds that the Fund owns or expects to purchase. Although futures contracts are not used by the Fund for the purpose of leveraging or speculating, they can result in additional risks if used improperly. The objective in buying or selling a derivative instrument is to increase or decrease a Fund's exposure to changing security prices and interest rates. If the Adviser misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Adviser's original intent to reduce risk.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                       Period Ended             Year Ended              Year Ended            Period Ended**
                                    -------------------     -------------------     -------------------     -------------------
                                      August 31, 1999        February 28, 1999       February 28, 1998       February 28, 1997
                                    -------------------     -------------------     -------------------     -------------------
                                    Builder     Premier     Builder     Premier     Builder     Premier     Builder     Premier
                                     Class       Class       Class       Class       Class       Class       Class       Class
                                    -------     -------     -------     -------     -------     -------     -------     -------

Net Asset Value, Beginning of
 Period............................ $ 17.88     $ 17.88     $ 18.22     $ 18.22     $ 17.73     $ 17.73     $ 17.96     $ 17.57
                                    -------     -------     -------     -------     -------     -------     -------     -------
Income from Investment Operations:
   Net investment income...........    0.38        0.41        0.75        0.80        0.79        0.84        0.84        0.75
   Net realized and unrealized gain
     (loss) on securities..........   (0.98)      (0.98)       0.11        0.12        0.56        0.56       (0.10)       0.29
                                    -------     -------     -------     -------     -------     -------     -------     -------
   Total from Investment
     Operations....................   (0.60)      (0.57)       0.86        0.92        1.35        1.40        0.74        1.04
                                    -------     -------     -------     -------     -------     -------     -------     -------
Less Distributions:
   Dividends from net investment
     income........................   (0.38)      (0.41)      (0.75)      (0.81)      (0.79)      (0.84)      (0.84)      (0.75)
   Distributions from net realized
     gains.........................      --          --       (0.45)      (0.45)      (0.07)      (0.07)      (0.13)      (0.13)
   Distributions in excess of net
     realized gains................      --          --          --          --          --          --          --          --
                                    -------     -------     -------     -------     -------     -------     -------     -------
   Total distributions.............   (0.38)      (0.41)      (1.20)      (1.26)      (0.86)      (0.91)      (0.97)      (0.88)
                                    -------     -------     -------     -------     -------     -------     -------     -------
Net Asset Value, End of Period..... $ 16.90     $ 16.90     $ 17.88     $ 17.88     $ 18.22     $ 18.22     $ 17.73     $ 17.73
                                    -------     -------     -------     -------     -------     -------     -------     -------
                                    -------     -------     -------     -------     -------     -------     -------     -------
Total Return (excludes sales
 charge)...........................   (2.94)%(c)  (2.76)%(c)   4.87%       5.17%       7.82%       8.08%       4.30%       6.03%(c)
Ratios/Supplementary Data:
   Net Assets, End of period (in
     thousands).................... $53,622     $60,207     $57,610     $63,657     $59,091     $64,439     $59,133     $59,356
   Ratios of Net Investment Income
     to Average Net Assets.........    4.34%(b)    4.63%(b)    4.15%       4.44%       4.42%       4.66%       4.81%       4.88%(b)
   Ratio of Expenses to Average Net
     Assets........................    1.05%(b)    0.76%(b)    1.11%       0.82%       1.06%       0.81%       1.03%       0.93%(b)
   Ratio of Expenses to Average Net
     Assets*.......................    1.09%(b)    0.80%(b)    1.15%       0.86%       1.16%       0.91%       1.07%       0.97%(b)
   Portfolio Turnover Rate(a)......   60.62%      60.62%     174.34%     174.34%     201.00%     201.00%     181.00%     181.00%

                                         Year Ended
                                     -------------------
                                        February 28,
                                     -------------------
                                       1996       1995
                                     --------   --------
                                     Builder    Builder
                                      Class      Class
                                     --------   --------
Net Asset Value, Beginning of
 Period............................  $  17.31   $  18.24
                                     --------   --------
Income from Investment Operations:
   Net investment income...........      0.87       0.87
   Net realized and unrealized gain
     (loss) on securities..........      0.65      (0.71)
                                     --------   --------
   Total from Investment
     Operations....................      1.52       0.16
                                     --------   --------
Less Distributions:
   Dividends from net investment
     income........................     (0.87)     (0.87)
   Distributions from net realized
     gains.........................        --         --
   Distributions in excess of net
     realized gains................        --      (0.22)
                                     --------   --------
   Total distributions.............     (0.87)     (1.09)
                                     --------   --------
Net Asset Value, End of Period.....  $  17.96   $  17.31
                                     --------   --------
                                     --------   --------
Total Return (excludes sales
 charge)...........................      8.95%      1.09%
Ratios/Supplementary Data:
   Net Assets, End of period (in
     thousands)....................  $117,860   $108,020
   Ratios of Net Investment Income
     to Average Net Assets.........      4.91%      5.04%
   Ratio of Expenses to Average Net
     Assets........................      0.96%      0.93%
   Ratio of Expenses to Average Net
     Assets*.......................      1.01%
   Portfolio Turnover Rate(a)......    150.00%    143.00%

------------------

 * The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.

 ** Premier Class commenced operations on April 15, 1996.

(a) Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing between the classes of shares issued.

(b) Annualized.

(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

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
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
                      [This page intentionally left blank]

                                 THE MANAGEMENT

                             TRUSTEES AND OFFICERS

TRUSTEES

SETH M. GLICKENHAUS,* CHAIRMAN OF THE BOARD
OF TRUSTEES
Senior Partner of Glickenhaus & Co.

EDWARD A. FALKENBERG, Trustee
Retired Vice President and Controller,
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.

EDWARD A. KUCZMARSKI, Trustee
Certified Public Accountant and Partner,
Hays & Company

ELIZABETH B. NEWELL, Trustee
Trustee, International Preschools

JOHN P. STEINES, Trustee
Professor of Law, New York University
School of Law

OFFICERS

SETH M. GLICKENHAUS
President of the Fund; Senior Partner of
Glickenhaus & Co.

MICHAEL J. LYNCH
Senior Vice President of the Fund; Director,
Unit Trust Department, Glickenhaus & Co.

FRANK M. DEUTCHKI
Vice President of the Fund; Vice President, Tax and
Financial Services, BISYS Fund Services

GARY TENKMAN
Assistant Treasurer of the Fund; Director and Treasurer, BISYS Fund Services

GEORGETTE L. HORTON
Secretary of the Fund; Vice President,
BISYS Fund Services

ALAINA V. METZ
Assistant Secretary of the Fund; Chief Administrative
Officer, Administration and Regulatory Services,
BISYS Fund Services

* Trustee who is an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

                             [EMPIRE BUILDER LOGO]

                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                             [EMPIRE BUILDER LOGO]

                               TAX FREE BOND FUND
                               SEMI ANNUAL REPORT
                                AUGUST 31, 1999

                       Investment Adviser and Distributor
                               GLICKENHAUS & CO.
                               6 East 43rd Street
                            New York, New York 10017

                                 Administrator
                    BISYS FUND SERVICES LIMITED PARTNERSHIP
                           D/B/A BISYS FUND SERVICES
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS FUND SERVICES, INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                       INVESTORS FIDUCIARY TRUST COMPANY
                              127 West 10th Street
                          Kansas City, Missouri 64105

                                 Legal Counsel
                                  ROPES & GRAY
                            One International Place
                          Boston, Massachusetts 02110

                            Independent Accountants
                           PRICEWATERHOUSECOOPERS LLP
                              100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

101262-10